Contents of Significant Accounts - Summary of Disaggregation of Revenue by Operating Segments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 151,252,571
Revenue from contracts with customers	151,252,571
Taiwan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	55,092,681
Revenue from contracts with customers	55,092,681
Singapore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,820,196
Revenue from contracts with customers	24,820,196
China (includes Hong Kong) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,504,881
Revenue from contracts with customers	18,504,881
Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,896,313
Revenue from contracts with customers	5,896,313
USA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,555,105
Revenue from contracts with customers	23,555,105
Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,527,894
Revenue from contracts with customers	12,527,894
Other Countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,855,501
Revenue from contracts with customers	10,855,501
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	146,475,989
Revenue from contracts with customers	146,475,989
Goods or services transferred at point in time [member] | Taiwan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	54,963,771
Revenue from contracts with customers	54,963,771
Goods or services transferred at point in time [member] | Singapore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,791,908
Revenue from contracts with customers	24,791,908
Goods or services transferred at point in time [member] | China (includes Hong Kong) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,889,672
Revenue from contracts with customers	14,889,672
Goods or services transferred at point in time [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,889,277
Revenue from contracts with customers	5,889,277
Goods or services transferred at point in time [member] | USA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,536,756
Revenue from contracts with customers	23,536,756
Goods or services transferred at point in time [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,551,052
Revenue from contracts with customers	11,551,052
Goods or services transferred at point in time [member] | Other Countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,853,553
Revenue from contracts with customers	10,853,553
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,776,582
Revenue from contracts with customers	4,776,582
Goods or services transferred over time [member] | Taiwan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	128,910
Revenue from contracts with customers	128,910
Goods or services transferred over time [member] | Singapore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,288
Revenue from contracts with customers	28,288
Goods or services transferred over time [member] | China (includes Hong Kong) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,615,209
Revenue from contracts with customers	3,615,209
Goods or services transferred over time [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,036
Revenue from contracts with customers	7,036
Goods or services transferred over time [member] | USA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,349
Revenue from contracts with customers	18,349
Goods or services transferred over time [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	976,842
Revenue from contracts with customers	976,842
Goods or services transferred over time [member] | Other Countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,948
Revenue from contracts with customers	1,948
Wafer fabrication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	151,023,932
Revenue from contracts with customers	151,023,932
Wafer fabrication [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	146,247,350
Revenue from contracts with customers	146,247,350
Wafer fabrication [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,776,582
Revenue from contracts with customers	4,776,582
New business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	247,929
Revenue from contracts with customers	247,929
New business [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	247,929
Revenue from contracts with customers	247,929
Sub total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	151,271,861
Revenue from contracts with customers	151,271,861
Sub total [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	146,495,279
Revenue from contracts with customers	146,495,279
Sub total [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,776,582
Revenue from contracts with customers	4,776,582
Adjustments And Eliminations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(19,290)
Revenue from contracts with customers	(19,290)
Adjustments And Eliminations [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(19,290)
Revenue from contracts with customers	$ (19,290)